UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Keith Schmidt
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant's telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2023

Date of reporting period: 12/31/2023

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the year ended December 31, 2023 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund

Class I: TFAZX

Tactical Growth Allocation Fund

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Annual Report

December 31, 2023

1-833-974-3787

www.tfafunds.com

Tactical Funds

SHAREHOLDER LETTER
DECEMBER 31, 2023 (UNAUDITED)

Dear Shareholders,

I am pleased to present you with the fifth annual report for the TFA family of tactically managed mutual funds, including the TFA Tactical Income Fund (TFAZX) (the “Income Fund”), Tactical Growth Allocation Fund (TFAFX) (the “Growth Fund”), TFA Quantitative Fund (TFAQX) (the “Quantitative Fund”) and TFA AlphaGen Growth Fund (TFAGX) (the “AlphaGen Fund”) (collectively, the “TFA Funds” or “Funds”). This report covers the twelve months from January 1, 2023, through December 31, 2023.

From the launch of our first funds in June 2019, our mission has been to deliver a diversified family of actively managed funds to retail and institutional investors alike. We continue to believe that every portfolio should include an allocation to actively managed funds that utilize multiple sub-advisors, models, investing methodologies, and timeframes. This provides extended diversification that goes beyond traditional asset class approaches.

For the year ended December 31, 2023, the Income Fund Class I shares returned -0.20%, the Growth Fund Class I shares returned +19.64%, the Quantitative Fund Class I shares returned +23.25%, and the AlphaGen Fund Class I shares returned +18.50%.

Stocks finished the year on a high note featuring the S&P 500® Index just below its all-time highs set in early 2022. Precipitating the recovery were falling interest rates after a Federal Reserve policy pivot that brought an unexpected end to its historically hawkish rate regime. The near two-year tightening campaign was intended to control inflation after the supply disruptions and stimulus excesses of the pandemic era. In fact, inflation has cooled to just over 3% annually, a mere third of peak levels. With the job market remaining robust, investors also celebrated the idea that the economy had sidestepped a widely anticipated recession and is ostensibly set for a “soft landing”.

For 2023, the S&P 500® Total Return Index rose +26.29%. Notably, the level of divergence among indices was extensive due to outsized gains among large-cap artificial intelligence stocks and a relatively poor showing among regional banks. The takeaway here is that diversified portfolios held by many investors likely performed well beneath the headline grabbing large-caps. Nevertheless, it ended up to be a decent recovery year overall. Regarding fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index finished higher by +5.53%, again with the majority of returns occurring late in the year.

Tactical Fund Advisors, LLC (the “Adviser”) largely participated in the recovery gains, except for the Income Fund, which still shows a positive multi-year showing. To an extent, all funds were impacted by the large and extended directional volatility in markets, which can be difficult for traditional tactical programs to navigate. Accordingly, in 2023, the Adviser took steps to better position the TFA Funds for future growth and performance. One step was to implement a rule-based approach to systematically over- or under-weight fund allocations among the various subadvisors based on performance consistency. A second step was the addition of an artificial intelligence component designed to make

Tactical Funds

SHAREHOLDER LETTER (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

coincident assessments of the evolving trading environment. Global macro risks remain in the year ahead, including multiple regional conflicts and potentially slowing growth attendant to recent hawkish interest rate policies. The U.S. Federal Reserve has signaled a return to a neutral policy state in the year ahead, which could reduce certain aspects of atypical volatility experienced during the last two years. A risk would be any change from their stated outlook. In either event, the managers’ tactical approaches may allow them to opportunistically respond to persistent market shifts as compared to traditional strategic approaches, which tend to ride out rather than adjust to shifting market regimes.

The Income Fund’s -0.20% return for the year ended December 31, 2023, underperformed the +5.53% return of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index, although it remains ahead of the index since inception. Given that the bond market recently experienced the worst series of years in recorded history, we welcome the possible return of fixed income stability when the Federal Reserve ostensibly reverses its multi-year hawkish policies in the year ahead.

The Growth Fund’s +19.64% return for the year ended December 31, 2023, overperformed the +4.42% return of the Wilshire Liquid Alternative IndexSM. The primary reason for the overperformance was greater participation in large-capitalization U.S. funds.

The Quantitative Fund’s +23.25% return for the year ended December 31, 2023, slightly underperformed the +26.29% return of the primary benchmark S&P 500® Total Return Index but gained more than five times the Wilshire Liquid Alternative IndexSM. The primary reason for the results tilting towards the primary index was enhanced exposure to the large-capitalization technology sector despite the difficulties many long-short quantitative programs faced during the year given the extended directional moves referenced previously.

The AlphaGen Fund’s +18.50% return for the year ended December 31, 2023, modestly outperformed the +15.38% return for the benchmark S&P Target Risk Growth Total Return Index. Again, this was due primarily to the AlphaGen Fund’s enhanced exposure to the U.S. large-capitalization technology sector.

Heading into 2024, while the trading tone has improved, the global macro view remains uncertain despite healthy U.S. gross domestic product and jobs reports. As was the case with last year’s Federal Reserve policy, earnings, inflation, and interest rates will be especially important as to where the markets go from here. We are also tracking many vital areas of the economy such as consumer sentiment, retail sales, durable goods orders, home sales and many other data points.

Tactical Funds

SHAREHOLDER LETTER (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

Time will tell what 2024 brings – while markets are off to a healthy start, we are keeping our eyes on evolving global conflicts, equity valuations and the pending election cycle. Thank you for being a shareholder in the TFA family of mutual funds and we wish you a healthy 2024.

Sincerely,

Drew K. Horter, CEO
Tactical Fund Advisors, LLC

Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

For more current performance information, please call toll-free (833) 974-3787 or visit our website, www.tfafunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Funds does not reflect deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses until at least April 30, 2024, to ensure that net annual, operating expenses will not exceed 1.99% of the Fund’s average daily net assets, subject to the possible recoupment from the Funds within three years after the fees have been waived or reimbursed. Please review the Funds’ prospectus for more information regarding the Funds’ fees and expenses.

TFA Tactical Income Fund

PORTFOLIO REVIEW
DECEMBER 31, 2023 (UNAUDITED)

Average Annual Total Return through December 31, 2023*, as compared to its benchmark:

	One Year	Since Inception(a)
TFA Tactical Income Fund - Class I	(0.20)%	0.52%
Bloomberg Barclays U.S. Aggregate Bond Index**	5.53%	0.15%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers were 2.44%. Without waiver the expense ratio was 2.61%. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Wilshire Target Income 10-Year Treasury +2% Index was the primary benchmark for the Income Fund until Wilshire retired the index on April 20, 2023. On June 6, 2023, the Board approved the Bloomberg Barclays US Aggregate Bond Index as the new primary benchmark for the Income Fund. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

(a)Inception date June 10, 2019

TFA Tactical Income Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

TFA Tactical Income Fund
Growth of $10,000 Investment
$12,000
$11,000
$10,000
$9,000
$8,000
$10,241
$10,067
6/10/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
TFA Tactical Income Fund - Class I
Bloomberg Barclays U.S. AGgregate Bond Index

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Debt	88.9%
Commodity	2.5%
Equity	0.5%
Short-Term Investments	6.3%
Other / Cash & Cash Equivalents	1.8%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Tactical Growth Allocation Fund

PORTFOLIO REVIEW
DECEMBER 31, 2023 (UNAUDITED)

Average Annual Total Return through December 31, 2023*, as compared to its benchmark:

	One Year	Since Inception(a)
Tactical Growth Allocation Fund - Class I	19.64%	3.72%
Wilshire Liquid Alternative IndexSM**	4.42%	2.00%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board, on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses were 2.37%. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)Inception date June 10, 2019

Tactical Growth Allocation Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

Tactical Growth Allocation Fund
Growth of $10,000 Investment
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$11,810
$10,943
6/10/2019
12/31/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
Tactical Growth Allocation Fund - Class I
Wilshire Liquid Alternative IndexSM

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Equity	23.4%
Asset Allocation	21.7%
Debt	11.4%
Alternative	3.3%
Commodity	0.5%
Common Stock:
Internet	5.8%
Semiconductors	4.9%
Insurance	3.0%
Oil & Gas	2.8%
Gas	2.2%
Software	1.9%
Diversified Financial Services	1.7%
Beverages	1.6%
Healthcare - Products	1.6%
Electronics	1.6%
Pharmaceuticals	1.6%
Computers	1.5%
Electric	1.5%
Short-Term Investments	8.0%
Other / Cash & Cash Equivalents	0.0%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Quantitative Fund

PORTFOLIO REVIEW
DECEMBER 31, 2023 (UNAUDITED)

Average Annual Total Return through December 31, 2023*, as compared to its benchmark:

	One Year	Since Inception(a)
TFA Quantitative Fund - Class I	23.25%	5.41%
S&P 500® Total Return Index**	26.29%	15.98%
Wilshire Liquid Alternative IndexSM***	4.42%	3.38%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board, on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses were 2.59%. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a)Inception date May 18, 2020

TFA Quantitative Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

TFA Quantitative Fund
Growth of $10,000 Investment
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$17,105
$12,099
$11,280
5/18/2020
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
TFA Quantitative Fund - Class I
S&P 500® Total Return Index
Wilshire Liquid Alternative Index℠

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Equity	48.7%
Asset Allocation	20.2%
Alternative	3.7%
Debt	1.0%
Short-Term Investments	26.4%
Other / Cash & Cash Equivalents	0.0%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW
DECEMBER 31, 2023 (UNAUDITED)

Average Annual Total Return through December 31, 2023*, as compared to its benchmark:

	One Year	Since Inception(a)
TFA AlphaGen Growth Fund - Class I	18.50%	(2.21)%
S&P 500® Total Return Index**	26.29%	4.35%
S&P Target Risk Growth Total Return Index ***	15.38%	(0.12)%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board, on 60 days’ written notice to the Fund’s Adviser. Per the Fund’s most recent prospectus, total annual Fund estimated expenses were 2.19%. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

**The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. Investors cannot invest directly in an index.

(a)Inception date August 23, 2021

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

TFA AlphaGen Growth Fund
Growth of $10,000 Investment
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$11,056
$9,972
$9,487
8/23/2021
10/31/2021
12/31/2021
2/28/2022
4/30/2022
6/30/2022
8/31/2022
10/31/2022
12/31/2022
2/28/2023
4/30/2023
6/30/2023
8/31/2023
10/31/2023
12/31/2023
TFA AlphaGen Growth Fund - Class I
S&P 500® Total Return Index
S&P Target Risk Growth Total Return Index

Holdings by Sector	% of Net Assets
Exchange-Traded Funds:
Equity	60.5%
Debt	9.9%
Commodity	1.7%
Asset Allocation	0.9%
Common Stock:
Software	3.5%
Internet	3.0%
Semiconductors	2.2%
Computers	2.0%
Retail	0.9%
Commercial Services	0.8%
Auto Manufactures	0.7%
Entertainment	0.3%
Short-Term Investments	13.6%
Other / Cash & Cash Equivalents	0.0%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 91.90%

Commodity Fund - 2.54%
5,600	SPDR Gold Shares ETF (a)	$1,070,552

Debt Funds - 88.88%
19,600	Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	1,265,768
79,900	FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	2,500,870
163,347	Invesco Emerging Markets Sovereign Debt ETF	3,368,215
130,400	Invesco Senior Loan ETF (b)	2,761,872
18,000	iShares 0-5 Year TIPS Bond ETF	1,774,620
1,000	iShares 10-20 Year Treasury Bond ETF	108,260
23,800	iShares 20+ Year Treasury Bond ETF	2,353,344
30,000	iShares 7-10 Year Treasury Bond ETF (b)	2,891,700
30,600	iShares CMBS ETF	1,431,774
36,500	iShares Core U.S. Aggregate Bond ETF (b)	3,622,625
11,700	iShares iBoxx High Yield Corporate Bond ETF	905,463
33,100	iShares iBoxx Investment Grade Corporate Bond ETF	3,662,846
20,400	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,816,824
8,100	iShares National Muni Bond ETF	878,121
37,800	SPDR Bloomberg High Yield Bond ETF	3,580,794
49,712	SPDR Bloomberg International Corporate Bond ETF	1,487,880
52,000	VanEck Fallen Angel High Yield Bond ETF	1,496,560
72,839	Virtus InfraCap U.S. Preferred Stock ETF	1,508,496
		37,416,032
Equity Fund - 0.48%
8,500	iShares Mortgage Real Estate ETF	200,515

TOTAL EXCHANGE-TRADED FUNDS (Cost $37,202,358)		38,687,099

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 6.30%
489,158	Fidelity Government Portfolio - Institutional Class, 5.25% (b) (c)	$489,158
2,161,650	First American Treasury Obligations Fund - Institutional Class, 5.28% (c)	2,161,650

SHORT-TERM INVESTMENTS (Cost $2,650,808)		2,650,808

INVESTMENTS AT VALUE (Cost $39,853,166) - 98.20%		$41,337,907

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.80%		757,091

NET ASSETS - 100.00%		$42,094,998

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral to secure daily transactional flow.

(c) Rate shown represents the 7-day effective yield at December 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CMBS - Commercial Mortgage-Backed Securities

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 31.70%

Beverages - 1.55%
7,134	Coca-Cola Co.	$420,407

Computers - 1.55%
2,179	Apple, Inc.	419,523

Diversified Financial Services - 1.67%
3,522	Intercontinental Exchange, Inc.	452,331

Electric - 1.54%
6,879	NextEra Energy, Inc.	417,830

Electronics - 1.60%
5,894	Fortive Corp.	433,975

Gas - 2.22%
5,700	Chesapeake Utilities Corp.	602,091

Healthcare - Products - 1.55%
2,449	ResMed, Inc.	421,277

Insurance - 3.02%
1,181	Berkshire Hathaway, Inc. - Class B (a)	421,215
1,120	Everest Group Ltd - Bermuda	396,010
		817,225
Internet - 5.85%
3,813	Alphabet, Inc. - Class A (a)	532,638
3,379	Amazon.com, Inc. (a)	513,405
1,521	Meta Platforms, Inc. - Class A (a)	538,373
		1,584,416
Oil & Gas - 2.76%
799	EOG Resources, Inc.	96,639
6,513	Exxon Mobil Corp.	651,170
		747,809
Pharmaceuticals - 1.55%
2,681	Johnson & Johnson	420,220

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 31.70% (continued)

Semiconductors - 4.94%
7,530	Marvell Technology, Inc.	$454,134
881	NVIDIA Corp.	436,289
5,366	ON Semiconductor Corp. (a)	448,222
		1,338,645
Software - 1.90%
1,371	Microsoft Corp.	515,551

TOTAL COMMON STOCK (Cost $7,944,968)		8,591,300

EXCHANGE-TRADED FUNDS - 60.28%

Alternative Fund - 3.28%
15,790	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	888,345

Asset Allocation Funds - 21.65%
68,769	Direxion HCM Tactical Enhanced U.S. ETF	1,831,318
45,460	HCM Defender 100 Index ETF	2,285,320
42,560	HCM Defender 500 Index ETF	1,751,650
		5,868,288
Commodity Funds - 0.54%
3,200	Invesco DB Commodity Index Tracking Fund	70,528
5,800	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	77,140
		147,668
Debt Funds - 11.43%
7,100	First Trust Emerging Markets Local Currency Bond ETF	206,823
2,103	First Trust Enhanced Short Maturity ETF	125,465
13,897	Invesco Emerging Markets Sovereign Debt ETF	286,556
8,800	Invesco Variable Rate Preferred ETF	203,104
7,900	iShares Core U.S. Aggregate Bond ETF (b)	784,075
7,700	iShares Fallen Angels USD Bond ETF	203,280
16,455	SPDR Bloomberg International Corporate Bond ETF	492,498
9,997	VanEck Fallen Angel High Yield Bond ETF	287,714
14,005	Virtus InfraCap U.S. Preferred Stock ETF	290,044
6,900	WisdomTree PutWrite Strategy ETF (b)	218,730
		3,098,289

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 60.28% (continued)

Equity Funds - 23.38%
10,000	AGF U.S. Market Neutral Anti-Beta Fund (b)	$169,500
272	Avantis U.S. Small Cap Value ETF	24,426
131	First Trust Dow Jones Internet Index Fund (a)	24,438
1,010	First Trust Multi-Manager Large Growth ETF (a)	24,225
300	First Trust Nasdaq Semiconductor ETF	24,459
370	First Trust NASDAQ Technology Dividend Index Fund	23,713
280	First Trust NASDAQ-100 Technology Index Fund	49,132
7,900	FT Vest Fund of Buffer ETFs (a) (b)	209,903
6,716	FT Vest U.S. Equity Moderate Buffer ETF - August (a)	211,958
5,200	Global X S&P 500 Covered Call ETF (b)	205,088
650	Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	24,368
445	Invesco KBW Regional Banking ETF	24,328
3,243	Invesco QQQ Trust Series 1 ETF	1,328,073
3,400	Invesco S&P 500 Equal Weight ETF	536,520
297	Invesco S&P 500 High Beta ETF	24,473
640	Invesco S&P International Developed Momentum ETF	23,574
278	Invesco S&P MidCap 400 Pure Value ETF	32,367
1,560	iShares Core MSCI Emerging Markets ETF	78,905
260	iShares Core S&P 500 ETF	124,184
480	iShares Core S&P Mid-Cap ETF	133,032
1,280	iShares Core S&P Small-Cap ETF	138,560
580	iShares Factors U.S. Growth Style ETF	23,838
350	iShares Global Tech ETF	23,863
1,390	iShares S&P 500 Value ETF	241,707
492	iShares U.S. Home Construction ETF	50,051
1,074	IShares U.S. Small Cap Value Factor ETF	33,080
3,000	ProShares Ultra Dow30 ETF	237,630
10,900	ProShares Ultra QQQ ETF	828,400
849	Renaissance IPO ETF (a)	32,016
140	VanEck Semiconductor ETF	24,482
5,000	Vanguard FTSE Developed Markets ETF (b)	239,500
410	Vanguard Growth ETF	127,461
100	Vanguard Mega Cap Growth ETF	25,951
4,100	Vanguard Total Stock Market ETF (b)	972,602
270	Vanguard Value ETF	40,365
		6,336,172

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,548,302)		$16,338,762

SHORT-TERM INVESTMENTS - 8.03%

306,516	Fidelity Government Portfolio - Institutional Class, 5.25% (b) (c)	306,516
1,870,725	First American Treasury Obligations Fund - Institutional Class, 5.28% (c)	1,870,725

SHORT-TERM INVESTMENTS (Cost $2,177,241)		2,177,241

INVESTMENTS AT VALUE (Cost $25,670,511) - 100.01%		$27,107,303

OTHER LIABILITIES IN EXCESS OF ASSETS, NET - (0.01)%		(3,422)

NET ASSETS - 100.00%		$27,103,881

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral to secure daily transactional flow.

(c) Rate shown represents the 7-day effective yield at December 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

Ltd. - Limited

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 73.56%

Alternative Fund - 3.73%
26,600	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	$1,496,516

Asset Allocation Funds - 20.14%
108,431	Direxion HCM Tactical Enhanced U.S. ETF	2,887,518
52,734	HCM Defender 100 Index ETF	2,650,991
61,751	HCM Defender 500 Index ETF	2,541,498
		8,080,007
Debt Fund - 0.99%
12,600	WisdomTree PutWrite Strategy (b)	399,420

Equity Funds - 48.70%
20,400	AGF U.S. Market Neutral Anti-Beta Fund (b)	345,780
90,200	FT Vest Fund of Buffer ETFs (a) (b)	2,396,614
10,100	Global X S&P 500 Covered Call ETF (b)	398,344
25,000	Innovator U.S. Equity Accelerated ETF (a)	739,875
8,173	Invesco QQQ Trust Series 1	3,347,007
17,314	iShares U.S. Technology ETF	2,125,293
12,200	ProShares Ultra Dow30 ETF	966,362
45,460	ProShares Ultra QQQ	3,454,960
24,300	Vanguard Total Stock Market ETF (b)	5,764,446
		19,538,681

TOTAL EXCHANGE-TRADED FUNDS (Cost $26,441,705)		29,514,624

SHORT-TERM INVESTMENTS - 26.43%
4,411,897	Fidelity Government Portfolio - Institutional Class, 5.25% (b) (c)	4,411,897
6,190,443	First American Treasury Obligations Fund - Institutional Class, 5.28% (c)	6,190,443

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares	Value

SHORT-TERM INVESTMENTS (Cost $10,602,340)	$10,602,340

INVESTMENTS AT VALUE (Cost $37,044,045) - 99.99%	$40,116,964

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.01%	4,287

NET ASSETS - 100.00%	$40,121,251

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral to secure daily transactional flow.

(c) Rate shown represents the 7-day effective yield at December 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 13.39%

Auto Manufacturers - 0.74%
950	Tesla, Inc. (a)	$236,056

Commercial Services - 0.76%
550	S&P Global, Inc.	242,286

Computers - 1.99%
3,300	Apple, Inc.	635,349

Entertainment - 0.32%
2,900	DraftKings, Inc. (a)	102,225

Internet - 2.98%
3,500	Alphabet, Inc. - Class A (a)	488,915
2,290	Amazon.com, Inc. (a)	347,943
1,150	DoorDash, Inc. - Class A (a)	113,723
		950,581
Retail - 0.85%
410	Costco Wholesale Corp.	270,633

Semiconductors - 2.21%
1,420	NVIDIA Corp.	703,212

Software - 3.54%
1,500	Microsoft Corp.	564,060
11,700	Palantir Technologies, Inc. - Class A (a)	200,889
490	Salesforce, Inc. (a)	128,938
330	ServiceNow, Inc. (a)	233,142
		1,127,029

TOTAL COMMON STOCK (Cost $3,417,499)		4,267,371

EXCHANGE-TRADED FUNDS - 73.01%

Asset Allocation Fund - 0.88%
3,900	SPDR Bloomberg Convertible Securities ETF	281,385

Commodity Fund - 1.74%
21,800	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	289,940
12,200	iShares Silver Trust (a)	265,716
		555,656

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 73.01% (continued)

Debt Funds - 9.94%
31,900	iShares Core U.S. Aggregate Bond ETF	$3,166,075

Equity Funds - 60.45%
4,300	Fidelity MSCI Consumer Discretionary Index ETF	339,442
51,900	FT Vest Fund of Buffer ETFs (a) (b)	1,378,983
45,700	Innovator U.S. Equity Accelerated ETF (a) (b)	1,352,491
990	iShares Core S&P 500 ETF	472,854
1,920	iShares Core S&P Mid-Cap ETF	532,128
5,100	iShares Core S&P Small-Cap ETF	552,075
8,700	ProShares Ultra Dow30 ETF	689,127
81,500	ProShares Ultra QQQ ETF	6,194,000
5,200	SPDR Russell 1000 Yield Focus ETF	523,744
8,500	SPDR S&P Global Natural Resources ETF	481,525
1,600	Vanguard Consumer Discretionary ETF	487,280
1,520	Vanguard Growth ETF	472,538
23,700	Vanguard Total Stock Market ETF (b)	5,622,114
1,110	Vanguard Value ETF	165,945
		19,264,246

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,523,105)		23,267,362

SHORT-TERM INVESTMENTS - 13.56%
296,213	Fidelity Government Portfolio - Institutional Class, 5.25% (b) (c)	296,213
4,025,192	First American Treasury Obligations Fund - Institutional Class, 5.28% (c)	4,025,192

SHORT-TERM INVESTMENTS (Cost $4,321,405)		4,321,405

INVESTMENTS AT VALUE (Cost $29,262,009) - 99.96%		$31,856,138

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.04%		12,933

NET ASSETS - 100.00%		$31,869,071

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral to secure daily transactional flow.

(c) Rate shown represents the 7-day yield at December 31, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

Tactical Funds

Statements Of Assets And Liabilities
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$39,853,166	$25,670,511
Securities at Value	41,337,907	27,107,303
Receivables:
Interest	23,536	16,571
Dividends	—	15,960
Investment securities sold	4,506,620	1,117,858
Fund shares sold	816,816	19,585
Prepaid expenses and other assets	5,257	4,437
Total assets	46,690,136	28,281,714

Liabilities:
Payables:
Investment securities purchased	4,497,654	1,113,985
Fund shares redeemed	2,804	1,766
Due to adviser	46,000	22,199
Due to administrator	11,663	10,392
Cash overdraft due to custodian	8,565	—
Accrued Trustee fees	1,125	1,125
Accrued expenses	27,327	28,366
Total liabilities	4,595,138	1,177,833
Net Assets	$42,094,998	$27,103,881

Sources of Net Assets:
Paid-in capital	$47,173,736	$31,981,281
Total accumulated deficit	(5,078,738)	(4,877,400)
Total Net Assets	$42,094,998	$27,103,881

Class I Shares:
Net assets	$42,094,998	$27,103,881
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	5,059,612	2,804,973
Net Asset Value, Offering and Redemption Price Per Share	$8.32	$9.66

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities (CONTINUED)
DECEMBER 31, 2023

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$37,044,045	$29,262,009
Securities at Value	40,116,964	31,856,138
Receivables:
Interest	48,911	24,551
Dividends	25,924	6,150
Investment securities sold	—	—
Fund shares sold	14,725	52,707
Prepaid expenses and other assets	3,810	3,385
Total assets	40,210,334	31,942,931

Liabilities:
Payables:
Fund shares redeemed	2,809	870
Due to adviser	46,964	34,413
Due to administrator	11,481	10,785
Accrued Trustee fees	1,125	1,125
Accrued expenses	26,704	26,667
Total liabilities	89,083	73,860
Net Assets	$40,121,251	$31,869,071

Sources of Net Assets:
Paid-in capital	$42,629,580	$38,428,869
Total accumulated deficit	(2,508,329)	(6,559,798)
Total Net Assets	$40,121,251	$31,869,071

Class I Shares:
Net assets	$40,121,251	$31,869,071
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	4,394,588	3,460,841
Net Asset Value, Offering and Redemption Price Per Share	$9.13	$9.21

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2023
Investment income:
Dividends	$1,757,217	$435,266
Interest	398,032	207,981
Total investment income	2,155,249	643,247

Expenses:
Management fees (Note 4)	587,072	385,337
Distribution (12b-1) fees - Class A (Note 5)	7	2
Accounting and transfer agent fees and expenses (Note 4)	145,049	129,201
Non-12b-1 shareholder servicing expense	45,937	30,896
Trustee fees and expenses	27,041	27,041
Legal fees	25,905	25,905
Reports to shareholders	17,663	18,035
Audit fees	15,600	15,600
Compliance officer fees (Note 4)	14,700	14,700
Registration and filing fees	14,140	9,727
Custodian fees	13,901	15,179
Insurance	8,010	8,057
Miscellaneous	6,098	5,727
Pricing fees	3,217	13,431
Total expenses	924,340	698,838
Less:	—	—
Fees waived by Adviser (Note 4)	(10,391)	(88,479)
Distribution (12b-1) fees waived/reimbursed (Note 5)	(35)	(36)
Net expenses	913,914	610,323

Net investment income (loss)	1,241,335	32,924

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2023

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2023
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	$(3,572,450)	$2,264,737
Reimbursement from affiliate (Note 4)	—	—
Net realized gain (loss) on investments	(3,572,450)	2,264,737

Net change in unrealized appreciation on:
Unaffiliated investments	1,825,164	3,044,423

Net change in unrealized appreciation on investments	1,825,164	3,044,423

Net realized and unrealized gain (loss) on investments	(1,747,286)	5,309,160

Net increase (decrease) in net assets resulting from operations	$(505,951)	$5,342,084

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2023

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2023
Investment income:
Dividends	$255,085	$329,274
Interest	337,634	463,187
Total investment income	592,719	792,461

Expenses:
Management fees (Note 4)	396,435	455,383
Accounting and transfer agent fees and expenses (Note 4)	128,130	132,664
Non-12b-1 shareholder servicing expense	30,339	33,781
Trustee fees and expenses	27,041	27,060
Legal fees	25,749	25,749
Reports to shareholders	17,663	17,669
Audit fees	15,600	15,600
Registration and filing fees	15,294	860
Compliance officer fees (Note 4)	14,700	14,700
Custodian fees	12,870	10,094
Insurance	8,896	7,304
Miscellaneous	4,742	4,927
Pricing fees	3,671	4,147
Total expenses	701,130	749,938
Less:
Fees waived by Adviser (Note 4)	(73,796)	(31,527)
Net expenses	627,334	718,411

Net investment income (loss)	(34,615)	74,050

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2023

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2023
Realized and unrealized gain:
Net realized gain on:
Unaffiliated investments	$2,340,830	$2,257,434
Net realized and unrealized gain on investments	2,340,830	2,257,434

Net change in unrealized appreciation on:
Unaffiliated investments	4,334,664	3,552,790
Net change in unrealized appreciation on investments	4,334,664	3,552,790

Net realized and unrealized gain on investments	6,675,494	5,810,224

Net increase in net assets resulting from operations	$6,640,879	$5,884,274

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund
	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,241,335		$315,551
Net realized loss from investments and options written	(3,572,450)		(2,598,239)
Net change in unrealized appreciation (depreciation) on investments and options written	1,825,164		(355,790)
Net decrease in net assets resulting from operations	(505,951)		(2,638,478)

Distributions to shareholders from:
Total distributable earnings - Class A	—		(11)
Total distributable earnings - Class I	(1,248,445)		(364,856)
Total distributions	(1,248,445)		(364,867)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	27,671,375	(a)	29,234,340
Net asset value of shares issued in reinvestment of distributions:	1,248,063		364,867
Payments for shares redeemed:	(22,865,043	)(a)	(15,645,738)
Increase in net assets from transactions in shares of beneficial interest	6,054,395		13,953,469

Increase in net assets	4,299,999		10,950,124

Net Assets:
Beginning of year	37,794,999		26,844,875

End of year	$42,094,998		$37,794,999

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Tactical Income Fund
	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022
Capital share activity (Note 7):
Shares Sold	3,209,989	(a)	3,355,823
Shares Reinvested	149,648		42,328
Shares Redeemed	(2,698,706	)(a)	(1,788,676)
Net increase in shares of beneficial interest outstanding	660,931		1,609,475

(a)On August 31, 2023, 334 Class A shares, valued at $2,805, were exchanged for 336 shares of Class I shares.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$32,924	$(242,893)
Net realized gain (loss) from investments and options written	2,264,737	(7,329,931)
Net change in unrealized appreciation (depreciation) on investments and options written	3,044,423	(6,468,052)
Net increase (decrease) in net assets resulting from operations	5,342,084	(14,040,876)

Distributions to shareholders from:
Total distributable earnings - Class A	—	(36)
Total distributable earnings - Class I	(52,181)	(1,340,878)
Total distributions	(52,181)	(1,340,914)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	5,054,861	15,271,841
Net asset value of shares issued in reinvestment of distributions:	52,160	1,340,913
Payments for shares redeemed:	(19,998,534)	(23,660,176)
Decrease in net assets from transactions in shares of beneficial interest	(14,891,513)	(7,047,422)

Decrease in net assets	(9,601,610)	(22,429,212)

Net Assets:
Beginning of year	36,705,491	59,134,703

End of year	$27,103,881	$36,705,491

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Capital share activity (Note 7):
Net investment income (loss)	570,694	1,648,307
Shares Reinvested	5,378	165,545
Shares Redeemed	(2,305,702)	(2,629,716)
Net decrease in shares of beneficial interest outstanding	(1,729,630)	(815,864)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(34,615)	$(247,936)
Net realized gain (loss) from investments	2,340,830	(7,516,227)
Net change in unrealized appreciation (depreciation) on investments	4,334,664	(2,167,234)
Net increase (decrease) in net assets resulting from operations	6,640,879	(9,931,397)

Distributions to shareholders from:
Total distributable earnings - Class I	(12,247)	(1,550,941)
Total distributions	(12,247)	(1,550,941)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	17,949,848	24,426,462
Net asset value of shares issued in reinvestment of distributions:	12,243	1,550,692
Payments for shares redeemed:	(15,209,066)	(18,707,822)
Increase in net assets from transactions in shares of beneficial interest	2,753,025	7,269,332

Increase (decrease) in net assets	9,381,657	(4,213,006)

Net Assets:
Beginning of year	30,739,594	34,952,600

End of year	$40,121,251	$30,739,594

Capital share activity (Note 7):
Shares Sold	2,105,201	2,819,805
Net investment income (loss)	1,337	208,988
Shares Redeemed	(1,859,911)	(2,241,595)
Net increase in shares of beneficial interest outstanding	246,627	787,198

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$74,050	$(170,665)
Net realized gains (loss) from investments	2,257,434	(10,109,639)
Net change in unrealized appreciation (depreciation) on investments	3,552,790	(2,184,350)
Net increase (decrease) in net assets resulting from operations	5,884,274	(12,464,654)

Distributions to shareholders from:
Total distributable earnings - Class I	(73,279)	(1,100,605)
Total distributions	(73,279)	(1,100,605)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	5,246,937	20,559,281
Net asset value of shares issued in reinvestment of distributions:	73,279	1,100,605
Payments for shares redeemed:	(23,743,773)	(25,059,608)
Decrease in net assets from transactions in shares of beneficial interest	(18,423,557)	(3,399,722)

Decrease in net assets	(12,612,562)	(16,964,981)

Net Assets:
Beginning of year	44,481,633	61,446,614

End of year	$31,869,071	$44,481,633

Capital share activity (Note 7):
Shares Sold	626,116	2,453,339
Net investment income (loss)	7,922	140,923
Shares Redeemed	(2,879,815)	(2,944,055)
Net decrease in shares of beneficial interest outstanding	(2,245,777)	(349,793)

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years or period indicated.

	TFA Tactical Income Fund
	Class I
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019(c)
Net Asset Value, Beginning of Year/Period	$8.59	$9.62	$10.59		$10.39		$10.00

Investment Operations:
Net investment income (loss) *(g)	0.23	0.09	(0.02)		(0.04)		0.03
Net realized and unrealized gain (loss) on investments and options written	(0.25)	(1.04)	0.61		0.35		0.42
Total from investment operations	(0.02)	(0.95)	0.59		0.31		0.45

Distributions:
From net investment income	(0.25)	(0.07)	—		(0.01)		(0.02)
From net realized capital gains	—	(0.01)	(1.56)		(0.10)		(0.04)
Total distributions	(0.25)	(0.08)	(1.56)		(0.11)		(0.06)

Net Asset Value, End of Year/Period	$8.32	$8.59	$9.62		$10.59		$10.39

Total Return**	(0.20)%	(9.84)%	5.71	%(i)	2.99%		4.55	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$42,095	$37,791	$26,818		$31,535		$42,675

Ratios of expenses to average net assets(h):
Before fees waived and expenses reimbursed(e)	2.05%	2.31%	2.21	%(d)	2.30	%(d)	1.86	%(a)(d)
After fees waived and expenses reimbursed(f)	2.02%	1.97%	1.92	%(d)	1.89	%(d)	1.75	%(a)(d)

Net investment income (loss)
Before fees waived and expenses reimbursed	2.73%	0.70%	(0.47)%		(0.77)%		0.48	%(a)
After fees waived and expenses reimbursed	2.75%	1.04%	(0.18)%		(0.36)%		0.59	%(a)

Portfolio turnover rate	694.31%	730.54%	568.18%		1316.84%		674.08	%(b)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)Annualized.

(b)Not Annualized.

(c)For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)Expenses include 0.09%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.05%, 2.31%, 2.21%, 2.29% and 1.86% for the years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.

(f)Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.02%, 1.97%, 1.92%, 1.88% and 1.75% for the years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.

(g)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)Does not include expenses of the investment companies in which the Fund invests.

(i)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	Tactical Growth Allocation Fund
	Class I
	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019(c)
Net Asset Value, Beginning of Year/Period	$8.09		$11.05	$10.69		$10.37		$10.00

Investment Operations:
Net investment income (loss)*(g)	0.01		(0.05)	(0.09)		(0.05)		0.02
Net realized and unrealized gain (loss) on investments and options written	1.58		(2.61)	1.81	(j)	0.86		0.36
Total from investment operations	1.59		(2.66)	1.72		0.81		0.38

Distributions:
From net investment income	(0.02)		—	—		(0.00	)+	(0.01)
From net realized capital gains	—		(0.30)	(1.36)		(0.49)		—
Total distributions	(0.02)		(0.30)	(1.36)		(0.49)		(0.01)

Net Asset Value, End of Year/Period	$9.66		$8.09	$11.05		$10.69		$10.37

Total Return **	19.64	%(k)	(24.07)%	16.08	%(j)	7.87%		3.83	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$27,104		$36,705	$59,133		$50,372		$55,952

Ratios of expenses to average net assets(h):
Before fees waived and expenses reimbursed(d)	2.36%		2.07%	1.95	%(f)	2.18	%(f)	1.87	%(a)(f)
After fees waived and expenses reimbursed(e)	2.06%		1.96%	1.91	%(f)(i)	1.89	%(f)	1.76	%(a)(f)

Net investment income (loss) to average net assets(g)
Before fees waived and expenses reimbursed	(0.19)%		(0.63)%	(0.86)%		(0.82)%		0.19	%(a)
After fees waived and expenses reimbursed	0.11%		(0.52)%	(0.82)%		(0.54)%		0.30	%(a)

Portfolio turnover rate	400.62%		329.45%	381.43%		1548.86%		929.77	%(b)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)Annualized.

(b)Not Annualized.

(c)For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.36%, 2.07%, 1.95%, 2.17% and 1.86% for years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.

(e)Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.06%, 1.96%, 1.91%, 1.88% and 1.75% for the years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.

(f)Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)Does not include expenses of the investment companies in which the Fund invests.

(i)Includes recapture of 0.05% during the year.

(j)In 2021, 0.01% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

(k)In 2023, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 19.64% (see Note 4).

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA Quantitative Fund
	Class I
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020(a)
Net Asset Value, Beginning of Year/Period	$7.41	$10.40	$11.29		$10.00

Investment Operations:
Net investment income (loss)*(d)	(0.01)	(0.06)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments	1.73	(2.55)	1.32	(e)	1.92
Total from investment operations	1.72	(2.61)	1.24		1.81

Distributions:
From net investment income	(0.00)+	—	—		—
From net realized capital gains	—	(0.38)	(2.13)		(0.52)
Total distributions	(0.00)	(0.38)	(2.13)		(0.52)

Net Asset Value, End of Year/Period	$9.13	$7.41	$10.40		$11.29

Total Return **	23.25%	(25.15)%	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$40,121	$30,740	$34,953		$41,414

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	TFA Quantitative Fund
	Class I
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020(a)
Ratios of expenses to average net assets(f):
Before fees waived and expenses reimbursed	2.30%	2.13%	1.96	%(g)	2.06	%(b)(g)
After fees waived and expenses reimbursed	2.06%	1.98%	1.87	%(g)(h)	1.91	%(b)(g)

Net investment income (loss)
Before fees waived and expenses reimbursed	(0.36)%	(0.85)%	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed	(0.11)%	(0.71)%	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	402.55%	700.74%	1238.51%		963.53	%(c)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+Amount calculated is less than $0.005 per share.

(a)For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(f)Does not include expenses of the investment companies in which the Fund invests.

(g) Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)Includes recapture of less than 0.005% during the year.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the year or period indicated.

	TFA AlphaGen Growth Fund
	Class I
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$7.79	$10.15	$10.00

Investment Operations:
Net investment income (loss)*(d)	0.02	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	1.42	(2.14)	0.18
Total from investment operations	1.44	(2.17)	0.18

Distributions:
From net investment income	(0.02)	—	—
From net realized capital gains	—	(0.19)	(0.03)
Total distributions	(0.02)	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$9.21	$7.79	$10.15

Total Return**	18.50%	(21.36)%	1.80	%(c) (f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$31,869	$44,482	$61,447

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	TFA AlphaGen Growth Fund
	Class I
	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(a)
Ratios of expenses to average net assets(e):
Before fees waived and expenses reimbursed	2.14%	1.93%	1.69	%(b)
After fees waived and expenses reimbursed	2.05%	1.93%	1.69	%(b)

Net investment income (loss) to average net assets(d)
Before fees waived and expenses reimbursed	0.12%	(0.33)%	(0.05	)%(b)
After fees waived and expenses reimbursed	0.21%	(0.33)%	(0.05	)%(b)

Portfolio turnover rate	538.39%	669.82%	304.56	%(c)

*Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+Amount calculated is less than $0.005 per share.

(a)For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b)Annualized.

(c)Not Annualized.

(d)Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)Does not include expenses of the investment companies in which the Fund invests.

(f)In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023

1. ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and Income Fund) has substantially similar investment strategies as its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC
Growth Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, Inc.
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, Inc.
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers only Class I shares, which have no distribution fees.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020, 2021, 2022) or expected to be taken on each Fund’s 2023 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2023, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction,

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets, are divided by the total number of shares, to determine the NAV of each share.

3. SECURITY VALUATIONS

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”),

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Valuation Designee has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price of valuation or NASDAQ Official Close Price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2023, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Exchange-Traded Funds*	$38,687,099	$—	$—	$38,687,099
Short-Term Investments	2,650,808	—	—	2,650,808
Total	$41,337,907	$ —	$ —	$41,337,907

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock*	$8,591,300	$—	$—	$8,591,300
Exchange-Traded Funds*	16,338,762	—	—	16,338,762
Short-Term Investments	2,177,241	—	—	2,177,241
Total	$27,107,303	$ —	$ —	$27,107,303

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds*	$29,514,624	$—	$—	$29,514,624
Short-Term Investments	10,602,340	—	—	10,602,340
Total	$40,116,964	$ —	$ —	$40,116,964

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock*	$4,267,371	$—	$—	$4,267,371
Exchange-Traded Funds*	23,267,362	—	—	23,267,362
Short-Term Investments	4,321,405	—	—	4,321,405
Total	$31,856,138	$ —	$ —	$31,856,138

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

During the year ended December 31, 2023, there were no transfers between any fair value levels in any of the Funds. The Funds did not hold any Level 3 securities during the period presented.

* For a detailed break-out of common stock and ETFs by industry or asset class, please refer to the Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of an investment advisory agreement between the Trust and the Adviser, with respect to the Funds (the “Advisory Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Advisory Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

Effective May 1, 2022, the Adviser had contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.89% of the Funds’ average daily net assets. Effective May 1, 2023, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2025, to ensure that total annual

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Funds’ Adviser.

For the year ended December 31, 2023, the Adviser earned advisory fees, waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Earned	Advisory Fees Waived	Expenses Reimbursed
Income Fund	$587,072	$10,391	$—
Growth Fund	385,337	88,479	—
Quantitative Fund	396,435	73,796	—
AlphaGen Fund	455,383	31,527	—

Advisory fees waived and/or expenses reimbursed that may be subject to potential recoupment by the Adviser are as follows:

Recoverable Through:	Income Fund	Growth Fund	Quantitative Fund	AlphaGen Fund
December 31, 2024	$57,508	$—	$—	$—
December 31, 2025	102,311	50,703	51,927	—
December 31, 2026	10,391	88,479	73,796	31,527

For the year ended December 31, 2023, the Growth Fund oversold positions on April 3, 2023 and November 28, 2023 causing losses of $2,395 and $4,528 to the Growth Fund, respectively. Heritage Capital Advisors. LLC reimbursed $2,395 to the Growth Fund on August 24, 2023. Synergy Asset Management, LLC reimbursed $4,528 to the Growth Fund on February 6, 2024.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

COMPLIANCE SERVICES:

Calfee Strategic Solutions (“Calfee”) serves as the chief compliance officer of the Trust. For the year ended December 31, 2023, Calfee earned $58,800 for its compliance services.

ADMINISTRATION, TRANSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the year ended December 31, 2023, M3Sixty earned fees of $535,044 pursuant to the ICSA.

Certain officers of the Funds are also employees or officers of M3Sixty.

M3Sixty Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

5. DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, had adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares. Pursuant to the Distribution Plan, each Fund compensated for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares. The Distribution Plan provided that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. For the year ended December 31, 2023 the Funds accrued $7 and $2 for Class A of the Income Fund and Growth Fund, respectively.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

Effective August 31, 2023, the Income Fund and Growth Fund converted their Class A shares into Class I Shares through a tax-free conversion. As a result of the conversion, the Trust no longer offers Class A shares in any Fund, and its Distribution Plan under Rule 12b-1 was terminated. Prior to the termination of the Distribution Plan, 12b-1 fees of $35 and $36 were reimbursed to the Income Fund’s and Growth Fund’s Class A shares, respectively.

Shareholder servicing fees may be paid in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets.

For the year ended December 31, 2023, the Funds accrued the following shareholder service fees:

Shareholder Services Fees
Income Fund	$45,937
Growth Fund	30,896
Quantitative Fund	30,339
AlphaGen Fund	33,781

6. INVESTMENT TRANSACTIONS

For the year ended December 31, 2023 aggregate purchases and sales of investment securities (excluding U.S. Government obligations, short-term investments and derivatives) for the Funds were as follows:

	Purchases	Sales
Income Fund	$267,572,935	$261,224,959
Growth Fund	101,118,348	105,227,181
Quantitative Fund	102,406,717	95,243,170
AlphaGen Fund	138,552,904	147,739,094

There were no U.S. Government securities purchased or sold during the year by the Funds.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

7. CAPITAL SHARE TRANSACTIONS

At December 31, 2023, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the year ended December 31, 2023, and the year ended December 31, 2022 were as follows:

Income Fund
Class I (a)	January 1, 2023 through December 31, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	3,209,988	$27,671,367	3,355,823	$29,234,340
Shares Reinvested	149,648	1,248,063	42,327	364,856
Shares Redeemed	(2,698,253)	(22,861,232)	(1,786,337)	(15,624,807)
Net Increase	661,383	$6,058,198	1,611,813	$13,974,389

Income Fund
Class A (a)	January 1, 2023 through December 31, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	1	$8	—	$—
Shares Reinvested	—	—	1	11
Shares Redeemed	(453)	(3,811)	(2,339)	(20,931)
Net Decrease	(452)	$(3,803)	(2,338)	$(20,920)

Growth Fund
Class I	January 1, 2023 through December 31, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	570,694	$5,054,861	1,648,307	$15,271,841
Shares Reinvested	5,378	52,160	165,541	1,340,878
Shares Redeemed	(2,305,580)	(19,997,403)	(2,629,716)	(23,660,176)
Net Decrease	(1,729,508)	$(14,890,382)	(815,868)	$(7,047,457)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

Growth Fund
Class A	January 1, 2023 through December 31, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Reinvested	—	—	4	35
Shares Redeemed	(122)	(1,131)	—	—
Net Increase (Decrease)	(122)	$(1,131)	4	$35

Quantitative Fund
Class I	January 1, 2023 through December 31, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	2,105,201	$17,949,848	2,819,805	$24,426,462
Shares Reinvested	1,337	12,243	208,988	1,550,692
Shares Redeemed	(1,859,911)	(15,209,066)	(2,241,595)	(18,707,822)
Net Increase	246,627	$2,753,025	787,198	$7,269,332

AlphaGen Fund
Class I	January 1, 2023 through December 31, 2023		January 1, 2022 through December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	626,116	$5,246,937	2,453,339	$20,559,281
Shares Reinvested	7,922	73,279	140,923	1,100,605
Shares Redeemed	(2,879,815)	(23,743,773)	(2,944,055)	(25,059,608)
Net Decrease	(2,245,777)	$(18,423,557)	(349,793)	$(3,399,722)

(a) On August 31, 2023, 334 of the Income Fund’s Class A shares, valued at $2,805, were exchanged for 336 of the Income Fund’s of Class I shares.

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

9. DISTRIBUTION TO SHAREHOLDERS AND TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2023, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation / (Depreciation)
Income Fund	$40,122,726	$1,329,189	$(114,008)	$1,215,181
Growth Fund	25,842,381	1,659,078	(394,156)	1,264,922
Quantitative Fund	37,231,559	3,099,453	(214,048)	2,885,405
AlphaGen Fund	29,312,441	2,592,272	(48,575)	2,543,697

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

As of December 31, 2023, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Apprecation/(Depreciation)	Total Accumulated Earnings/(Deficit)
Income Fund	$—	$—	$(5,714,699)	$(579,220)	$1,215,181	$(5,078,738)
Growth Fund	—	—	(6,142,322)	—	1,264,922	(4,877,400)
Quantitative Fund	—	—	(4,948,825)	(444,909)	2,885,405	(2,508,329)
AlphaGen Fund	473	—	(8,850,775)	(253,193)	2,543,697	(6,559,798)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2023, the Funds elected to defer post-October capital losses as follows:

Post-October Capital Losses Deferred
Income Fund	$(579,220)
Growth Fund	—
Quantitative Fund	(444,909)
AlphaGen Fund	(253,193)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions in excess of accumulated earnings, resulted in reclassifications for the year ended December 31, 2023, as follows:

	Paid-In Capital	Accumulated Earnings/ (Losses)
Income Fund	$(10,060)	$10,060
Growth Fund	(63,657)	63,657
Quantitative Fund	(46,862)	46,862
AlphaGen Fund	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term
Income Fund	$5,620,461	$94,238
Growth Fund	5,329,921	812,401
Quantitative Fund	4,203,770	745,055
AlphaGen Fund	8,023,201	827,574

During the fiscal year ended December 31, 2023, the Growth Fund utilized $531,192 of capital loss carryforwards. The Income Fund, Quantitative Fund and AlphaGen Fund did not utilize any capital loss carryforwards during the fiscal year.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$1,248,445	$—
Growth Fund	52,181	—
Quantitative Fund	12,247	—
AlphaGen Fund	73,279	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$364,867	$—
Growth Fund	1,190,355	150,559
Quantitative Fund	1,550,941	—
AlphaGen Fund	1,097,884	2,721

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, Charles Schwab and Co., Inc. (formerly TD Ameritrade, Inc.) held approximately 95% of the voting securities of the Income Fund, 95% of the voting securities of the Growth Fund, 95% of the voting securities of the Quantitative Fund and 94% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

11. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of December 31 2023, none of the Funds had more than 25% of their net assets invested in one security.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

14. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Fund, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Management is currently evaluating the impact of the new rule.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2023

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date.

Cohen & Co

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TFA Tactical Income Fund, Tactical Growth Allocation Fund,
TFA Quantitative Fund and TFA AlphaGen Growth Fund
and Board of Trustees of Tactical Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund (the "Funds"), each a series of Tactical Investment Series Trust, as of December 31, 2023, and the related statements of operations and changes in net assets, the related notes, and financial highlights for the year then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Funds were audited by other auditors for each of the years and or periods indicated below:

TFA Tactical Income Fund and Tactical Growth Allocation Fund		The financial statements and financial highlights for each of the two years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023, expressed an unqualified opinion on such statements and financial highlights. The financial highlights for the year ended December 31, 2020, were audited by our Firm and our report dated March 11, 2021, expressed an unqualified opinion on such financial highlights. The financial highlights for the period ended December 31, 2019, were audited by other auditors whose report dated February 24, 2020, expressed an unqualified opinion on such financial highlights.
TFA Quantitative Fund		The financial statements and financial highlights for each of the two years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023, expressed an unqualified opinion on such statements and financial highlights. The financial highlights for the period ended December 31, 2020, were audited by our Firm and our report dated March 1, 2021, expressed an unqualified opinion on such financial highlights.
TFA AlphaGen Growth Fund		The financial statements and financial highlights for the year ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 FAX | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2023.

Cohen & Company, Ltd.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 29, 2024

Tactical Funds

EXPENSE ILLUSTRATION
DECEMBER 31, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six-month period, July 1, 2023 through December 31, 2023.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Cohen & Co®

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TFA Tactical Income Fund, Tactical Growth Allocation Fund,
TFA Quantitative Fund and TFA AlphaGen Growth Fund
and Board of Trustees of Tactical Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund (the "Funds"), each a series of Tactical Investment Series Trust, as of December 31, 2023, and the related statements of operations and changes in net assets, the related notes, and financial highlights for the year then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Funds were audited by other auditors for each of the years and or periods indicated below:

TFA Tactical Income Fund and Tactical Growth Allocation Fund		The financial statements and financial highlights for each of the two years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023, expressed an unqualified opinion on such statements and financial highlights. The financial highlights for the year ended December 31, 2020, were audited by our Firm and our report dated March 11, 2021, expressed an unqualified opinion on such financial highlights. The financial highlights for the period ended December 31, 2019, were audited by other auditors whose report dated February 24, 2020, expressed an unqualified opinion on such financial highlights.
TFA Quantitative Fund		The financial statements and financial highlights for each of the two years in the period ended December 31, 2022, were audited by other auditors, whose report dated March 1, 2023, expressed an unqualified opinion on such statements and financial highlights. The financial highlights for the period ended December 31, 2020, were audited by our Firm and our report dated March 1, 2021, expressed an unqualified opinion on such financial highlights.
TFA AlphaGen Growth Fund		The financial statements and financial highlights for the year ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 FAX | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023
Actual (+1.22%)	$1,000.00	$1,012.20	$10.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.00	$10.31

* Expenses are equal to the Fund’s annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023
Actual (+4.41%)	$1,000.00	$1,044.10	$10.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.60	$10.66

* Expenses are equal to the Fund’s annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

TFA Quantitative Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023
Actual (+3.66%)	$1,000.00	$1,036.60	$10.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.70	$10.61

* Expenses are equal to the Fund’s annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA AlphaGen Growth Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023
Actual (+5.50%)	$1,000.00	$1,055.00	$10.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.70	$10.56

* Expenses are equal to the Fund’s annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Funds

ADDITIONAL INFORMATION
DECEMBER 31, 2023 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective March 6, 2023, BBD, LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund (the “Funds”), each a series of the Tactical Investment Series Trust (the “Trust”). The Audit Committee of the Board approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

Effective March 6, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2023.

During the fiscal years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 6, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

At a meeting held on August 14, 2023 (the “Meeting”), the Board considered the approval of the renewal of the Advisory Agreement between the Trust and the Adviser concerning the Funds.

The Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information submitted to the Board in the Adviser’s presentations during the Meeting. The Board requested and was provided with information and reports that were included in the Meeting Materials relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Funds from the Adviser; (iii) periodic commentary on the Funds’ performance; (iv) presentations by the Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from counsel to the Independent Trustees that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors and types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Funds, information on the Adviser’s profitability for its services to the Funds, Form ADV, information on investment advice, performance, information on the compliance program and history of the Adviser and its principals and affiliates, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; and (iii) possible conflicts of interest and benefits to be

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

realized by the Adviser from its relationship with the Funds. The Trustees considered the Adviser’s services to the Funds and those provided by the Funds’ sub-advisers, including the Adviser’s oversight of the Funds’ sub-advisers.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust, and their own business judgment in evaluating the Advisory Agreement, and were advised by their independent legal counsel throughout the process. The Trustees did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board considered various factors in its analysis, including those discussed in the summary below.

(1)The nature, extent, and quality of the services provided by the Adviser.

The Board considered the responsibilities the Adviser has under the Advisory Agreement for the Funds. The Board reviewed the services provided by the Adviser to the Funds including, without limitation: its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow assets and assist in the distribution of Funds’ shares. The Board considered the Adviser’s personnel and methods of operating; the education and experience of the Adviser’s staff; and its compliance program. The Board also considered the Adviser’s processes for the due diligence review, selection, and oversight of sub-advisers, including enhancements to such processes recently implemented. The Board further considered the Adviser’s retention of an outside compliance consultant to assist the Adviser with its compliance program. The Board also considered the Adviser’s commitment to dedicating appropriate resources to support the Funds’ operations. Finally, the Board considered the Adviser’s efforts over the past six months to enhance its succession plan for its operations. After reviewing the preceding and further information from the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser was satisfactory and adequate for the Funds.

(2)Investment Performance of the Funds and the Adviser.

The Board compared the performance of each Fund to its benchmark, comparable funds with similar objectives and size managed by other investment advisers (i.e., peer group), and Morningstar category averages over various periods, each ending June 30, 2023. The Board also considered the consistency of the Adviser’s management of each of the Funds with its investment objective and policies. The Board noted that the Adviser does not manage any accounts other than the Funds, but the performance of similar accounts managed by an affiliate of the Adviser was presented and reviewed and was determined to be reasonably comparable to the Funds’ performance.

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

For the Allocation Fund, the Board noted that it outperformed its benchmark, peer group average, and category average for the one-, three-, and since inception periods.

For the Income Fund, the Board noted that it underperformed its peer group average for all periods; outperformed its category average for the three-year period and underperformed for the one-year and since inception periods; and outperformed its benchmark for the three-year and since inception periods, but underperformed for the one-year period.

For the AlphaGen Fund, the Board noted that it outperformed its benchmark for the one-year period, but underperformed for the since inception period; outperformed its peer group average for the since inception period but underperformed for the one-year period; and underperformed its category average for the one-, three-, and since inception periods.

For the Quantitative Fund, the Board noted that it underperformed its benchmark for all periods, and outperformed its peer group and category averages for the one-year period but underperformed for the three-year and since inception periods.

For the various periods of underperformance, the Board considered the Adviser’s reasons for such performance, including the impact of external events and the current inflationary environment. The Board concluded that the investment performance information presented for the Funds was satisfactory.

(3)The costs of the services provided, and profits realized, by the Adviser from the relationship with the Funds.

The Board considered: the Adviser’s staffing, personnel, and methods of operating; the financial condition and resources of the Adviser and its level of commitment to the Funds; the asset levels of the Funds; and the overall expenses of the Funds. The Board considered the financial statements of the Adviser and the financial stability and productivity of the firm. The Board considered the Adviser’s strategic plans to manage costs related to its operations. The Board considered the fees and expenses of each of the Funds (including the management fee) relative to its category and peer group average as of June 30, 2023. The Board noted that the Funds’ management fees and net expense ratios were each higher than their respective peer group averages, but within a reasonable range within the category.

The Board recognized that the Funds are generally smaller than most of their peers, which impacts the expense ratios of the Funds and the Adviser’s ability to provide breakpoints in its management fee. The Board considered that the Funds have not yet achieved economies of scale to offset their high operational expenses at this time. The Board noted that the Adviser has entered into an expense limitation agreement according to which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, to limit each Fund’s annual operating expenses (with industry-standard exceptions) through April 30, 2025. The Board also noted that the Adviser realizes

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

a reasonable profit for its management of the Funds. Following this analysis and upon further consideration and discussion of the preceding, the Board concluded that the fees paid to the Adviser by the Funds were fair and reasonable.

(4)The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the Funds’ fee arrangements with the Adviser. The Board determined that although the management fee stays the same as asset levels increase, the shareholders of the Funds benefit from the expense limitation arrangement for the Funds. The Board noted that while a breakpoint schedule in the Advisory Agreement could be beneficial, such a feature only has benefits to shareholders if the Funds’ assets were large enough to realize the effect of the breakpoint. The Board noted that lower expenses for the Funds’ shareholders are realized immediately with the expense limitation arrangements in place with the Adviser. The Board further noted that the Funds’ assets were at such levels that the expense limitation arrangement was currently providing benefits to the Funds’ shareholders. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale is not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Funds; and the substance and administration of the Adviser’s code of ethics. The Board considered the potential for conflicts of interest from the Adviser’s engagement of Heritage Capital Management, LLC (“Heritage”) as a sub-adviser to the Funds and its principals as consultants to the Adviser. The Board noted the controls that the Adviser and Heritage had established to address such conflicts. Based on the preceding, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration and discussion among the Board, it determined that the compensation payable under the Advisory Agreement with respect to the Funds was fair, reasonable and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, and it approved the renewal of the Advisory Agreement for the Funds.

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

RENEWAL OF THE INVESTMENT SUB-ADVISORY AGREEMENTS FOR
THE FUNDS

At a meeting held on August 14, 2023 (the “Meeting”), following the presentation and review of the 15c materials by each Sub-Adviser, the Board considered the approval of the renewal of the sub-advisory agreement between the Adviser and each Sub-Adviser (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”), on behalf of the Funds.

The Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information submitted to the Board in each Sub-Adviser’s presentation during the Meeting. The Board requested and both the Adviser and each Sub-Adviser provided information and reports that were included in the Meeting Materials relevant to the annual renewal of the Sub-Advisory Agreements, which included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (2) comparative performance information; (3) the Sub-Advisers’ revenues, costs, and profitability of providing services to the Funds; and (4) information about the Sub-Adviser’s personnel and services, brokerage practices and compliance program.

The Trustees, all of whom are independent, considered guidance from counsel to the Independent Trustees and counsel to the Trust, and their own business judgment in evaluating the Sub-Advisory Agreements, and were advised by their independent legal counsel throughout the process. The Board considered various factors in its analysis, including those discussed in the summary below for each Sub-Adviser.

I.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Howard (the “Sub-Adviser” for this portion of the annual report) for the Allocation Fund and the Quantitative Fund (collectively the “Funds” for this portion of the annual report).

(1)The nature, extent, and quality of the services provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s services provided to other investment products that use similar strategies. The Board also considered the Sub-Adviser’s operations and compliance policies

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

and procedures, its financial condition, and its resources. The Board also considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by Sub-Adviser, including its profit margin as a sub-adviser. The Board compared the sub-advisory fee paid by TFA to the advisory fees charged by the Sub-Adviser to manage comparable investment companies. The Board also considered whether the Sub-Adviser has the financial wherewithal to provide services to the Funds. The Board considered the amount of the management fee retained by TFA compared to the sub-advisory fee paid by TFA to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that Sub-Adviser derives benefits from the sub-advisory experience it gains from its association with the Funds.

The Board recognized that the Sub-Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that the Sub-Adviser assumes for managing the Funds. Based upon its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds is reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered comparative performance relative to the other investment companies managed by the Sub-Adviser, noting that the Funds had outperformed each of these investment companies for the year ended June 30, 2023 (the approximate time that the Sub-Adviser managed a portion of the Funds’ portfolios). Based on these considerations, the Board determined that the information presented regarding the performance of the Sub-Adviser was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that TFA pays the sub-advisory fee from the management fee that TFA receives from the Funds. The Board noted that the sub-advisory fee paid to the Sub-Adviser was lower than the rate the Sub-Adviser earns from other similar

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

investment companies it manages. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale is not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that Sub-Adviser derives benefits from the sub-advisory experience it gains from its association with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, including the management of similar investment companies, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

II.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Heritage (the “Sub-Adviser” for this portion of the annual report) for the Income Fund, the Allocation Fund, the Quantitative Fund and the Growth Fund (collectively the “Funds” for this portion of the annual report).

(1)The nature, extent, and quality of the services to be provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s operations and compliance policies and procedures, its financial condition and its resources. The Board also considered information provided regarding the Sub-Adviser’s trading and brokerage practices and compliance program. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board considered that the Sub-Adviser represented that the combination of strategies and services provided to the Fund are bespoke to the Fund and, as such, are not provided to other clients. The Board considered the amount of the management fee retained by TFA compared to the sub-advisory fee paid by TFA to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms.

The Board recognized that the Sub-Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that the Sub-Adviser assumes for managing the Funds. Based upon its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds is reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios, and it does not use comparable strategies with any other accounts. Based on these considerations, the Board determined that the information presented regarding the performance of the Sub-Adviser was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that TFA pays the sub-advisory fee from the management fee that TFA receives from the Funds. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale is not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser identified no indirect benefits from its relationship with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

for the Funds; (iii) the method for bunching of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board considered the conflict that exists from the provision of consulting services to the Adviser by the Sub-Adviser’s principals, and the controls that both the Adviser and Sub-Adviser had in place to address such conflicts. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

III.Renewal of the Investment Sub-Advisory Agreement between the Adviser and Synergy (the “Sub-Adviser” for this portion of the annual report) for the Income Fund and the Allocation Fund (collectively the “Funds” for this portion of the annual report).

(1)The nature, extent, and quality of the services to be provided by the Sub-Adviser.

The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement for the Funds. The Board reviewed the services provided by the Sub-Adviser to the Funds including, without limitation, its processes for formulating investment recommendations and assuring compliance with the Funds’ investment objectives and limitations. The Board considered the Sub-Adviser’s experience and knowledge relating to the management of a mutual fund, including the professional experience and qualifications of its senior personnel. In evaluating the quality of services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s operations and compliance policies and procedures, its financial condition and its resources. The Board noted the recent change in the Sub-Adviser’s CCO, along with the experience of its new CCO in managing compliance programs for asset managers. After reviewing the preceding and further information from the Sub-Adviser, the Board concluded that it was satisfied with the nature, extent, and quality of the Sub-Adviser’s services to the Funds under the Sub-Advisory Agreement.

(2)The costs of the services provided, and profits realized, by the Sub-Adviser from the relationship with the Funds.

The Board considered the financial information provided by the Sub-Adviser, including its profit margin as a sub-adviser. The Board noted that the sub-advisory fee is lower than the Sub-Adviser’s customary management fee for investment management services. The Board also considered whether Sub-Adviser has the financial wherewithal to provide services to the Funds. The Board considered the amount of the management fee retained by TFA compared to the sub-advisory fee paid by TFA to the Sub-Adviser for the various services it provides and concluded that it was reasonable and the result of an arm’s length negotiation between the two firms. The Board noted that the Sub-Adviser derives the benefit of marketing itself as a sub-adviser from its association with the Funds.

Tactical Funds

ADDITIONAL INFORMATION (Continued)
DECEMBER 31, 2023 (UNAUDITED)

The Board recognized that the Sub-Adviser would earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that the Sub-Adviser assumes for managing the Funds. Based upon its review, the Board concluded that the Sub-Adviser’s compensation and profitability from its relationship with the Funds is reasonable and not excessive.

(3)Investment Performance of the Funds and the Sub-Adviser.

The Board considered the Sub-Adviser’s performance in managing its portion of the Funds’ assets. The Board also considered that the Sub-Adviser is responsible for only part of the Funds’ portfolios, and it does not use comparable strategies with any other accounts. Based on these considerations, the Board determined that the information presented regarding the performance of the Sub-Adviser was satisfactory.

(4)The extent to which economies of scale would be realized if the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board noted that TFA pays the sub-advisory fee from the management fee that TFA receives from the Funds. The Board noted that, although the sub-advisory fee would stay the same as asset levels increase, shareholders of the Funds benefit from the Adviser’s expense limitation arrangement for the Funds. Following further discussion of the Funds’ asset levels, expectations for growth, and expense structure, the Board observed that economies of scale is not a primary factor at this time but will be considered in the future as Fund asset levels grow.

(5)Possible conflicts of interest and benefits derived by the Sub-Adviser.

The Board noted that the Sub-Adviser derives the benefit of marketing itself as a sub-adviser from its association with the Funds. Regarding the Sub-Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; (ii) the investment and trading processes for the Funds; (iii) the method for block trading of portfolio securities transactions; (iv) the substance and administration of the Sub-Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board determined that the Sub-Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate conflicts of interest.

In considering the Sub-Advisory Agreements, the Board did not identify any single factor as controlling, and each trustee may have attributed different weights to the numerous factors. Based on all the information considered and the conclusions reached, the Board determined that approval of each Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

Tactical Funds

TRUSTEES & OFFICERS
DECEMBER 31, 2023 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o M3Sixty Fund Administration, LLC, 4300 Shawnee Mission Parkway, Fairway, Kansas 66205. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of \ Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021- present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 – present); Owner, SkyFly Aviation Services, LLC (2019 – present)	4	None

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

Name Address and Year of Birth	Position(s) Held with the Fund	Term of \ Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 - present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	4	None
Peter Baden Birth Year: 1964	Trustee	Indefinite/ February 2021 - December 2023	Chief Investment Officer, Genoa Asset Management (2020 – present); Chief Investment Officer, Ross Sinclaire Asset Management (2005 – 2020)	4	None

1 The “Fund Complex” consists of the Tactical Investment Series Trust.

2 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Keith Schmidt Birth Year: 1969	President	Since October 2023

President, Tactical Fund Advisors, LLC (2023 – present); President, Horter Investment Management, LLC (2023 – present); Executive Vice-President & National Director of Advisory Services, Bancorporation, Zions Bank (2014 – 2023)

None
Bo J. Howell Birth Year: 1981	Secretary	Since February 2022	Managing Member, FinTech Law, LLC (2022 – present); Shareholder, Strauss Troy Co., LPA (2020 – 2022); CEO of CCO Technology, LLC (d/b/a Joot) (2018 – present); Partner, Practus LLP (2018 – 2020)	N/A
Larry Beaver Birth Year: 1969	Treasurer	Since February 2022

Head of Operations, M3Sixty Administration, LLC (2021 – present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017 – 2021); Assistant Treasurer,360 Funds Trust (2017 – 2021); Chief Accounting Officer, Amidex Funds, Inc. (2003 – 2020); Assistant Treasurer, IDX Funds (2017 – 2021); Assistant Treasurer, WP Funds Trust (2017 – 2021)

N/A

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
DECEMBER 31, 2023 (UNAUDITED)

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Cory Gossard Birth Year: 1972	Chief Compliance Officer	Since January 2024	Director of Compliance, PINE Advisor Solutions (2021 – present); Chief Compliance Officer, Vident Investment Advisory (2020); Chief Compliance Officer, SS&C ALPS (2014 – 2020)	N/A
Tim Easton Birth Year: 1968	Anti-Money Laundering Compliance Officer	Since January 2024

Chief Operating Officer, M3Sixty Distributors, LLC (2024 –present): Head of Transfer Agency, M3Sixty Administration, LLC (2022 – present); Self Employed (2020 – 2022); Head of Sales, M3Sixty Administration, LLC (2019 – 2020)

N/A

1 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-974-3787.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Synergy Financial Management, LLC

Distributor

M3Sixty Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Peter Baden serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $50,000 with respect to the registrant’s fiscal year ended December 31, 2023 and $48,000 with respect to the registrant’s fiscal year ended December 31, 2022. The December 31, 2022 audit fees were paid to BBD, LLP and the December 31, 2023 audit fees were paid to Cohen and Company.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $12,400 with respect to the registrant’s fiscal year ended December 31, 2023 and $18,000 with respect to the registrant’s fiscal year ended December 31, 2022. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2022 tax fees were paid to BBD, LLP and the December 31, 2023 tax fees were paid to Cohen and Company.

(d)	All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended December 31, 2023 and $0 for the fiscal year ended December 31, 2022.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the fiscal year ended December 31, 2023 and the fiscal year ended December 31, 2022, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Letter from the Funds’ former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Keith Schmidt
By Keith Schmidt
Principal Executive Officer/President
Date: March 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Keith Schmidt
By Keith Schmidt
Principal Executive Officer/President
Date: March 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: March 11, 2024